Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

December 21, 2011

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:           Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Post-Effective Amendment No.4 to Registration Statement on Form N-4
Connections New York (File Nos. 333-169265 and 811-05618)

Dear Ms. Samuel:

We received oral comments from you on December 2, 2011 with respect to Registrants’ Post-effective Amendment No. 2 to the Registration Statement filed on October 18, 2011 for the Connections variable annuity. We also received oral comments from you on December 20, 2011 with respect to Allianz Life of NY Variable Account C Pre-Effective Amendment No. 1 for the Retirement Pro NY variable annuity and have included those comments to the extent they apply to the Connections variable annuity. Attached to this letter are redlined pages of the prospectus that have been revised to respond to your comments.

DECEMBER 20th ORAL COMMENT ON RETIREMENT PRO NY VARIABLE ANNUITY

All page numbers in this section refer to the redline pages sent to you on December 16, 2011.

1.	Section 8. Expenses – Income Advantage Account Fee, pages 29-30.

Please clarify that the deduction of the Income Advantage Account fee reduces the Income Advantage Account Value used to calculate potential increases to the Income Advantage Account’s guaranteed values. [NOTE: The Income Advantage Account fee is similar to the Connections variable annuity’s rider charge.]

Response:

Revised as requested.

2.	Section 12. Death Benefit, page 40.

In the fifth paragraph please change “they” to “he or she” and “their” to “his or her”.

Response:

Revised as requested.

AZL-Connections Post-Effective Amendment No.4 page 1

DECEMBER 20th ORAL COMMENTS ON CONNECTIONS VARIABLE ANNUITY

All page numbers in this section refer to the redline pages sent to you on December 2, 2011.

1.	Financials

Please confirm that you do not need to include stub financials.

Response:

Confirmed.

2.	Cover Page

a.	For Income Protector and Income Focus, please indicate the guaranteed lifetime income is only available until annuitization.

b.	In the sentence regarding guarantees being backed by the claims paying ability of Allianz Life, please change “backed by” to “subject to”.

c.
In the second bold, itallics paragraph please clarify when annuitization is required. Please make this same change to this disclosure in section 9, The Annuity Phase and section 11, Selection of Optional Benefits.

Response:

a.	Revised as requested.

b.	Revised as requested.

c.	Revised as requested.

3.	Fee Tables, page 10.

Please move all footnotes to the bottom of page 10.

Response:

Revised as requested.

4.	Section 11.b Income Focus – Income Focus Payment Overview, page 54.

Please revise the last sentence of the first paragraph to indicate you cannot reduce the initial Income Value Percentage for additional Purchase Payments. Please also revise the similar text on page 56.

Response:

Revised as requested.

DECEMBER 2nd ORAL COMMENTS

All page numbers in this section refer to the redlined prospectus that was sent to you with Post-Effective Amendment No. 2.

1.	Missing, Bracketed Information. All missing information that appears in brackets throughout the prospectus must be submitted in a subsequent Rule 485a filing.

Response:

We included all missing information in this correspondence filing and will also file a subsequent Rule 485a filing with a request for acceleration.

AZL-Connections Post-Effective Amendment No.4 page 2

2.	Cover Page.

a.	Use of the word “guaranteed” should either be eliminated from the prospectus, or balanced with a disclosure that it is subject to the claims paying ability of Allianz Life upon first use.

b.	Confirm that all information from the line “Dated: [To be added on amendment], 2012” and above fits on the cover page as required by Form N-4.

c.
State the maximum exercise age for Lifetime Plus Payments and Income Focus Payments and clarify that these payments are not available after the maximum Income Date. Please make similar modifications to section 9, The Annuity Phase – When Annuity Payments Begin, and section 11, Selection of Optional Benefits.

Response:

a.	We included the required disclosure on first use of the word “guaranteed”.

b.	Confirmed.

c.	We revised the cover page as follows:

Income Protector and Income Focus allow access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60 or as late as age 90. If you are required to annuitize because of reaching a specific age, we provide an annuity option with payments at least equal to the Income Protector or Income Focus payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

We added the following sentence to the end of the paragraph under section 9, The Annuity Phase – When Annuity Payments Begin as follows:

If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments because of reaching a specific age, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

We revised the note under Income Focus 11, Selection of Optional Benefits as follows:

NOTE:
Income Protector and Income Focus provide no payments before age 60. If you are required to annuitize the Contract because of reaching a specific age, we provide an annuity option with payments at least equal to the Lifetime Plus Payments or Income Focus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

3.
Inside Front Cover. Confirm that all information below the line “Dated: [To be added on amendment], 2012” through the list of “Investment Options Available Under the Contract” fits on the inside cover page as required by Form N-4.

Response:

Confirmed.

4.	Fee Table, pages 10-14.

a.	Please remove the word “Contract” from the term “Short Withdrawal Charge Option Contract,” and “No Withdrawal Charge Option Contract.”

b.	Please move the text that appears after the dollar amount of the Transfer Fee to appear below the words “Transfer Fee” as you did with the Contract Maintenance Charge.

AZL-Connections Post-Effective Amendment No.4 page 3

c.	Although you do not currently deduct a redemption/short term trading fee, you must state the maximum fee you could deduct if you want to reserve the right to deduct this fee in the future.

d.	Although you do not currently deduct a premium tax, you must state the maximum tax you could deduct if you want to reserve the right to deduct this fee in the future.

e.	Please remove the bolding from the words “maximum potential” in the third sentence of the first paragraph under the heading “Examples.”

f.	Please explain why you are not using joint Income Focus Payments as the most expensive benefit in the Examples.

g.	In the third paragraph under the heading “Examples” please state that the benefit shown in the examples below yields the most expensive combination of benefits.

h.
Please update the paragraph under the expense examples to indicate that Contracts offered by this prospectus have been sold in 2011, however, none were sold in 2010 and that is why you have not included any condensed financial information.

Response:

a.	Removed as requested.

b.	Moved as requested.

c.	We have decided not to reserve this right at this time and are therefore removing this language from the prospectus.

d.	Revised as requested.

e.	Revised as requested.

f.	Our actuaries confirmed that the actual benefit that yields the maximum expenses is the Income Protector with joint Lifetime Plus Payments.

g.	Revised as requested.

h.	Revised as requested.

5.	Section 11, Selection of Optional Benefits, pages 46-47.

In the paragraph above “Replacing Optional Benefits” please clarify that if an owner removes an Additional Required Benefit from a Contract that includes the No Withdrawal Charge Option because the rider charge increased, that the No Withdrawal Charge Option does not terminate. Please also make this change anywhere else this disclosure appears in the prospectus.

Response:

Revised as requested.

6.	Section 11.a, Income Protector – Lifetime Plus Payment Overview, pages 49-50.

The paragraph below the Annual Maximum Lifetime Plus Payment Table discusses possible future changes to newly issued Contracts. Such changes would require you to either file an amendment to the existing Registration Statement or file a new Registration Statement. Please remove all such references from the prospectus.

Response:

Revised as requested.

AZL-Connections Post-Effective Amendment No.4 page 4

7.	Section 11.a, Income Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing, pages 54-55.

The first sentence of the second paragraph contradicts the paragraph that appears below the list of fund names. Please reconcile. This comment also applies to the same discussion in section 11.b, Income Focus.

Response:

Revised as requested.

8.	Section 11.b, Income Focus – Income Focus Payment Overview, pages 57-58.

a.
Please confirm that if an owner chooses to receive a dollar amount less than their annual maximum Income Focus Payment, but subsequently take a withdrawal of their remaining annual maximum payment that their actual payment would not automatically increase in the next year if their annual maximum did increase. However, if in this instance they choose to take a percentage less than their annual maximum, their actual payment would increase in the next year. If this is accurate, please bold the fifth and sixth sentences of the last paragraph in this section.

b.	Please clarify how Income Values increase and how the Income Focus Payments are calculated, including how multiple Purchase Payments impact these calculations.

c.	Please state the Performance Increases are calculated after the deduction of all contract fees and expenses.

Response:

a.
We are no longer allowing owners to take a dollar amount that is less than their annual maximum payment; we are only allowing them to select a percentage. We revised our prospectus language to indicate this.

b.	We revised the Income Focus Payment Overview section to read as follows:

INCOME FOCUS PAYMENT OVERVIEW

Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you select Income Focus as set out in the following table. We establish your Contract’s Initial Payment Percentage Table on the Rider Effective Date and we cannot reduce these percentages.

Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	4.0%	45 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” You can receive Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.

AZL-Connections Post-Effective Amendment No.4 page 5

The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is a percentage of your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”

Example

Assume you purchase a Contract at age 60 with a $100,000 initial Purchase Payment, select Income Focus and are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 4%. At this time your annual maximum Income Focus Payment would be $4,000 (4% x $100,000).

On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 5%. At this time your annual maximum Income Focus Payment would be $5,000 (5% x $100,000).

If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 4%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $5,200 [(5% x $100,000) + (4% x $5,000)].

c.	Revised as requested.

9.	Section 11.b, Income Focus – Income Values, page 58.

In the two bullets on page 58 please replace “the next” with “a new."

Response:

Revised as requested.

10.	Section 11.b, Income Focus – When Income Focus Ends, pages 62-63.

Please clarify the second bullet point applies to Joint Owners selecting single Income Focus Payments. This comment also applies to the same discussion in section 11.a, Income Protector.

Response:

Revised as requested.

11.	Section 11.c, Investment Protector– Target Value, page 65.

Please restore the second and third sentences you deleted from the paragraph under the three bullet points on page 65.

Response:

Revised as requested.

12.	Appendix C – Previous Version of Income Protector, page 82.

Please confirm that Appendix C includes all the changes.

Response:

We updated Appendix C and the appropriate areas of the prospectus to include changes that we decided to implement for Investment Protector after submitting our Rule 485a filing.

AZL-Connections Post-Effective Amendment No.4 page 6

13.	Part C – Other Information, Item 24. Financial Statements and Exhibits.

You have provided a form of selling agreement. Please clarify whether individual agreements are required to be provided as exhibits.

Response:

We reviewed Rule 483 and Form N-4 Item 24(b)(3). In response to the requirements of this Rule and Form, we have provided a current specimen contract substantially similar to other contracts used. We note that Form N-4 requires the filing only of selling agreements with "dealers", and the selling firms with which Allianz' distributor contracts are functioning as brokers rather than dealers.

The Registration Statement contains the following decryption of Exhibit 3.c:

The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
         Stewart D. Gregg

AZL-Connections Post-Effective Amendment No.4 page 7